INCOME TAXES (Details 1) - USD ($)	3 Months Ended	4 Months Ended	9 Months Ended
	Jun. 30, 2015	Jan. 31, 2015	Jun. 30, 2015
Income Taxes [Line Items]
Tax benefit at statutory rates		$ (142,632)
Change in valuation allowance		142,632
Net provision for income taxes	$ 0	$ 0	$ 0